Exhibit 99.1

World Omni Select Auto Trust 2021-A
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	08/10/21 - 09/30/21
Interest Accrual Period	09/22/21 - 10/14/21
30/360 Days	23
Actual/360 Days	23
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,061,120,455.52	39,395
Principal Payments	54,394,600.48	1,222
Defaulted Receivables	233,643.42	9
Repurchased Accounts	0.00	0
Pool Balance at 09/30/21	1,006,492,211.62	38,164

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.85%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,061,120,455.52	39,395

Delinquent Receivables:
Past Due 31-60 days	20,055,888.91	827
Past Due 61-90 days	2,886,595.39	114
Past Due 91-120 days	66,456.30	1
Past Due 121+ days	0.00	0
Total	23,008,940.60	942

Total 31+ Delinquent as % Ending Pool Balance	2.29%
Total 61+ Delinquent as % Ending Pool Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	183,411.54
Aggregate Net Losses/(Gains) - September 2021	50,231.88
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.06%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	100,649,221.16
Actual Overcollateralization	62,998,089.94
Weighted Average Contract Rate	8.26%
Weighted Average Remaining Term	64.57

Flow of Funds	$ Amount
Collections	66,734,790.61
Investment Earnings on Cash Accounts	32.85
Servicing Fee	(1,879,067.47)
Transfer to Collection Account	-
Available Funds	64,855,755.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	170,316.77
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	33,137.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	42,493.65
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	43,930.00
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	1,567,788.38
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	62,998,089.94
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-

Total Distributions of Available Funds	64,855,755.99

Servicing Fee	1,879,067.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	817,050,000.00
Original Class B	61,020,000.00
Original Class C	61,020,000.00
Original Class D	47,750,000.00
Original Class E	21,220,000.00

Total Class A, B, C, D & E
Original Note Balance	1,008,060,000.00
Principal Paid	64,565,878.32
Note Balance @ 10/15/21	943,494,121.68

Class A-1
Original Note Balance	181,000,000.00
Principal Paid	64,565,878.32
Note Balance @ 10/15/21	116,434,121.68
Note Factor @ 10/15/21	64.3282440%

Class A-2
Original Note Balance	366,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	366,000,000.00
Note Factor @ 10/15/21	100.0000000%

Class A-3
Original Note Balance	270,050,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	270,050,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Original Note Balance	61,020,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	61,020,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Original Note Balance	61,020,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	61,020,000.00
Note Factor @ 10/15/21	100.0000000%

Class D
Original Note Balance	47,750,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	47,750,000.00
Note Factor @ 10/15/21	100.0000000%

Class E
Original Note Balance	21,220,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	21,220,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	289,877.67
Total Principal Paid	64,565,878.32
Total Paid	64,855,755.99

Class A-1
Coupon	0.09567%
Interest Paid	11,063.17
Principal Paid	64,565,878.32
Total Paid to A-1 Holders	64,576,941.49

Class A-2
Coupon	0.29000%
Interest Paid	67,811.67
Principal Paid	0.00
Total Paid to A-2 Holders	67,811.67

Class A-3
Coupon	0.53000%
Interest Paid	91,441.93
Principal Paid	0.00
Total Paid to A-3 Holders	91,441.93

Class B
Coupon	0.85000%
Interest Paid	33,137.25
Principal Paid	0.00
Total Paid to B Holders	33,137.25

Class C
Coupon	1.09000%
Interest Paid	42,493.65
Principal Paid	0.00
Total Paid to C Holders	42,493.65

Class D
Coupon	1.44000%
Interest Paid	43,930.00
Principal Paid	0.00
Total Paid to D Holders	43,930.00

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2875599
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	64.0496382
Total Distribution Amount	64.3371981

A-1 Interest Distribution Amount	0.0611225
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	356.7175598
Total A-1 Distribution Amount	356.7786823

A-2 Interest Distribution Amount	0.1852778
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1852778

A-3 Interest Distribution Amount	0.3386111
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3386111

B Interest Distribution Amount	0.5430556
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5430556

C Interest Distribution Amount	0.6963889
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.6963889

D Interest Distribution Amount	0.9200000
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.9200000

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	24.28
Noteholders' Principal Distributable Amount	975.72

Account Balances	$ Amount
Reserve Account
Balance as of 09/22/21	5,305,602.28
Investment Earnings	32.85
Investment Earnings Paid	(32.85)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	5,305,602.28
Change	-

Required Reserve Amount	5,305,602.28

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$10,636,783.04	N/A	N/A
Number of Extensions	383	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	1.00%	N/A	N/A

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2021-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

		Fair Values
	Fair Values	(as a percentage of the fair values
Class of Securities	(in millions)	of the notes and the certificates)
Class A Notes	$817.01	75.5%
Class B Notes	$61.01	5.6%
Class C Notes	$61.01	5.6%
Class D Notes	$47.75	4.4%
Class E Notes	$19.41	1.8%
Certificates	$76.58	7.1%
Total	$1,082.76	100.0%